CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations		$ 303,851,617	$ 2,886,963,256	$ 1,555,535,828
Adjustment to Obtain the Operating Activities Flows:
Impairment Charge		2,947,227,349	1,135,001,964	546,240,196
Depreciation Expenses		304,585,252	247,400,451	241,428,954
Loss on Net Monetary Position		1,511,508,497	3,137,295,161	4,349,995,302
Exchange rate differences on foreign currency		(250,596,951)	(203,693,157)	(1,754,809,706)
Other Operations		981,783,009	2,317,945,911	3,773,063,388
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss		396,685,941	(345,306,889)	(996,042,129)
Derivative Financial Instruments		(50,390,961)	95,620,284	(71,408,149)
Repurchase Transactions		(876,059,957)	732,276,503	43,489,660
Other Financial Assets		1,566,760,674	(1,763,802,313)	35,066,557
Loans and Other Financing
Non-financial Public Sector		(6,089,556)	(9,277,716)	8,880,050
Other Financial Institutions		(24,897,042)	255,630,895	(160,547,763)
Non-financial Private Sector and Residents Abroad		(10,904,408,292)	(11,102,196,994)	1,674,977,083
Other Debt Securities		6,365,840	(376,031,915)	(2,247,264,697)
Financial Assets Pledged as Collateral		452,981,587	(716,469,086)	120,608,600
Investments in Equity Instruments		(69,034,521)	(33,697,638)	(10,542,085)
Other Non-financial Assets		(27,540,761)	(195,731,970)	(97,991,916)
Non-current Assets Held for Sale		9,544,085	(18,893,583)	(203,459)
Deposits
Non-financial Public Sector		22,614,309	183,674,958	(182,536,722)
Financial Sector		43,793,114	(6,656,580)	1,699,593
Non-financial Private Sector and Residents Abroad		3,089,301,303	7,985,400,906	(2,576,398,895)
Liabilities at fair value through profit or loss		42,596,425	(129,910,951)	141,059,796
Derivative Financial Instruments		8,247,856	(24,967,013)	19,947,003
Other Financial Liabilities		(359,445,767)	547,571,281	554,167,088
Provisions		(402,346,398)	463,309,421	(33,078,106)
Other Non-financial Liabilities		32,143,685	743,766,693	216,592,489
Income Tax Payments		(354,602,764)	(1,197,355,407)	(375,688,570)
NET CASH (USED IN) / GENERATED BY OPERATING ACTIVITIES (A)		(1,605,422,427)	4,607,866,472	4,776,239,390
Payments:
Purchase of PP&E and Intangible Assets	[1]	(245,914,779)	(282,439,785)	(212,037,487)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures		(2,738,004)	(4,316,833)	(7,220,804)
Payments for business combinations		0	0	(31,940,399)
Collections:
Sale of PP&E and Intangible Assets		22,095,254	8,858,772	13,794,728
Dividends earned		3,628,397	5,941,083	2,907,843
Purchase of HSBC Argentina Holdings S.A. and subsidiaries net of cash acquired	[2]	0	1,410,089,065	0
NET CASH (USED IN) / GENERATED BY INVESTMENT ACTIVITIES (B)		(222,929,132)	1,138,132,302	(234,496,119)
Payments:
Debt Securities		(941,317,483)	(280,207,265)	(450,289,950)
Loans from Local Financial Institutions		(2,009,391,569)	(1,106,251,456)	(961,743,051)
Dividends paid	[3]	(329,134,222)	(808,950,547)	(513,563,451)
Lease payments		(34,285,087)	(17,120,087)	(18,256,119)
Transaction costs related to issuance of shares		0	(1,288,200)	0
Collections:
Capital increase, net of issuance costs		126,047,404	0	0
Debt Securities		1,704,506,242	1,413,380,966	214,908,474
Loans from Local Financial Institutions		2,357,372,699	1,344,423,293	1,070,749,493
NET CASH GENERATED BY / (USED IN) FINANCING ACTIVITIES (C)		873,797,984	543,986,704	(658,194,604)
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS (D)		3,779,294,802	1,619,765,340	2,962,145,520
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)		2,824,741,227	7,909,750,818	6,845,694,187
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS		(2,295,345,843)	(7,526,498,649)	(9,321,387,609)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		9,743,047,871	9,359,795,702	11,835,489,124
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		$ 10,272,443,255	$ 9,743,047,871	$ 9,359,795,702

[1]	In purchases of Property, plant and equipment, $3,408,337 were eliminated, corresponding to contracts for rights of use of real estate and $(6,420,116) for cancellation of contracts for rights of use of real estate, corresponding to non-cash transactions.
[2]	During fiscal year 2004, the cash consideration paid for the acquisition of HSBC Argentina Holdings S.A. and subsidiaries amounted to $(478,873,748), Cash and cash equivalent acquired as part of the acquisition amounted to $1,888,962,813 (Note 15.3).
[3]	Represents cash outflows paid, expressed in closing currency. Note 42 provides details on the composition of dividends paid and the respective dates on which such dividends were made available to shareholders.